Vontobel Global Emerging Markets Equity Institutional Fund
FUND SUMMARY<br/><br/>Vontobel Global Emerging Markets Equity Institutional Fund
Investment Objective
The Vontobel Global Emerging Markets Equity Institutional Fund (The “Emerging Markets”) Fund has an investment objective of providing capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.
Shareholder Fees<br/>(Fees paid directly from your investment)
Shareholder Fees	Vontobel Global Emerging Markets Equity Institutional Fund Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	none
Redemption fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses<br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vontobel Global Emerging Markets Equity Institutional Fund Class I
Management fee	0.80%
Distribution (Rule 12b-1) fees	none
Other expenses	1.35%
Acquired Fund fees and expenses	0.01%
Total Annual Fund Operating Expenses	2.16%
Fee Waivers and Reimbursements	(1.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.99%
[1]	Vontobel Asset Management, Inc. (the “Adviser” or “Vontobel”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.98% for Class I Shares until January 28, 2020. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example
This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Emerging Markets Fund’s operating expenses remain the same. The contractual expense limitation for the Emerging Markets Fund is reflected only in the 1 year example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Vontobel Global Emerging Markets Equity Institutional Fund | Class I | USD ($)	101	563	1,052	2,401

Portfolio Turnover
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Emerging Markets Fund’s performance. During the most recent fiscal year, the Emerging Markets Fund’s portfolio turnover rate was 33.51% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Emerging Markets Fund invests at least 80% of its assets (net assets plus the amount of borrowings) in equity securities of issuers located in emerging markets countries; such issuers may be of any capitalization. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, exchange traded funds (“ETFs”) and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”).

The securities selected for inclusion in the Emerging Markets Fund are those that in the opinion of the Adviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Free cash flow is the difference between operating cash flow and capital expenditures and represents the cash available to develop new products, make acquisitions, pay dividends and reduce debt. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles, although there is no guarantee that it will do so.

Emerging markets generally will include countries of every nation in the world except the U.S., Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. The Adviser primarily relies on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the “location” of an issuer. The Adviser will also consider as companies of an emerging markets country or countries certain issuers that are not actually domiciled in or do not have their principal place of business in an emerging markets country or countries, but that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in an emerging markets country or countries. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of a designated country or countries.
Principal Investment Risks
All investments carry a certain amount of risk, and the Emerging Markets Fund cannot guarantee that it will achieve its investment objective. The value of the Emerging Markets Fund’s investments will fluctuate with market conditions, and the value of your investment in the Emerging Markets Fund also will vary. You could lose money on your investment in the Emerging Markets Fund, or the Emerging Markets Fund could perform worse than other investments. Investments in the Emerging Markets Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Emerging Markets Fund.

Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Emerging Markets Fund invests will impact the value of the stocks held by the Emerging Markets Fund and thus, the value of the Emerging Markets Fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies in which the Emerging Markets Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Large Cap Company Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes

Foreign Investing Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values and adverse political, social, and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Emerging Markets Fund concentrates its assets in a particular country or region, the Emerging Markets Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

Currency Rate Risk. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Emerging Markets Fund’s holdings in foreign securities.

Depositary Receipts Risk. The Emerging Markets Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs, and GDRs. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be sponsored by the underlying issuers. Because unsponsored depositary receipt arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositary receipts and voting rights with respect to the deposited securities are not passed through.

ETF Risk. Shareholders of the Emerging Markets Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Preferred Stock Risk. The rights of holders of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

REIT Risk. Investing in REITs, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Emerging Markets Fund, a shareholder will bear expenses of the REITs in addition to Emerging Market Fund expenses.
Performance
The bar chart and performance table below provide an indication of the risks of an investment in the Emerging Markets Fund by showing how the Emerging Markets Fund’s performance has varied from year to year, and by showing how the Emerging Markets Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Emerging Markets Fund will perform in the future. Updated performance information is available by calling 866-252-5393 (toll free) or 312-630-6583.
Annual Return—Class I Shares for year ended December 31
[1]	The Emerging Markets Fund’s fiscal year end is September 30. The Emerging Markets Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2018 was (4.36)%.

Best Quarter:	03/31/2017	12.77%
Worst Quarter:	12/31/2016	(11.13)%

Average Annual Total Returns for the Periods Ended December 31, 2018
Average Annual Total Returns - Vontobel Global Emerging Markets Equity Institutional Fund		1 Year	5 Year	Since Inception [1]	Inception Date
Class I Shares		(14.14%)	2.07%	0.11%	May 22, 2013
Class I Shares | After Taxes on Distributions		(14.24%)	1.89%	(0.08%)	May 22, 2013
Class I Shares | After Taxes on Distributions and Sale of Fund Shares		(8.13%)	1.66%	0.14%	May 22, 2013
Morgan Stanley Capital International Emerging Markets Index (reflects no deductions for fees or expenses)	[2]	(14.58%)	1.65%	0.95%	May 22, 2013
[1]	Class I Shares of the Fund commenced operations on May 22, 2013.
[2]	Index returns shown are net of withholding taxes.